UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21137

Nuveen Quality Preferred Income Fund 2

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  October 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JPS

Nuveen Quality Preferred Income Fund 2
Portfolio of Investments	October 31, 2015 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 136.3% (98.2% of Total Investments)

	CONVERTIBLE PREFERRED SECURITIES – 0.5% (0.3% of Total Investments)

	Banks – 0.5%

4,300	Wells Fargo & Company	7.500%	BBB	$5,095,500
	Total Convertible Preferred Securities (cost $5,004,125)			5,095,500

Shares	Description (1)	Coupon	Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 47.0% (33.9% of Total Investments)

	Banks – 12.6%

60,500	AgriBank FCB, (3)	6.875%	BBB+	$6,329,813
23,180	Bank of America Corporation	6.500%	BB+	610,098
141,489	Barclays Bank PLC	8.125%	BB+	3,718,331
239,308	Citigroup Capital XIII	6.704%	BBB–	6,078,423
411,100	Citigroup Inc.	6.875%	BB+	11,321,694
115,255	City National Corporation	5.500%	Baa2	2,849,104
50,000	Cobank Agricultural Credit Bank, (3)	6.200%	BBB+	5,132,815
60,000	Fifth Third Bancorp.	6.625%	Baa3	1,674,000
105,202	First Niagara Finance Group	8.625%	BB–	2,897,263
298,442	General Electric Capital Corporation	4.875%	AA+	7,649,068
35,370	General Electric Capital Corporation	4.875%	AA+	905,472
123,947	General Electric Capital Corporation	4.700%	AA+	3,148,254
369,048	HSBC Holdings PLC	8.000%	Baa1	9,595,248
97,100	HSBC Holdings PLC	6.200%	Baa1	2,493,528
40,100	HSBC USA Inc.	6.500%	BBB+	1,027,362
768,094	ING Groep N.V.	7.200%	Baa3	20,154,787
728,846	ING Groep N.V.	7.050%	Baa3	19,183,227
12,636	JPMorgan Chase & Company	6.300%	BBB–	329,168
80,000	JPMorgan Chase & Company	6.100%	BBB–	2,024,800
59,635	JPMorgan Chase & Company	5.500%	BBB–	1,472,388
1,214,400	PNC Financial Services	6.125%	Baa2	33,821,040
170,000	Wells Fargo & Company	5.850%	BBB	4,418,300
	Total Banks			146,834,183

	Capital Markets – 4.9%

57,278	Affiliated Managers Group Inc.	6.375%	BBB+	1,493,237
130,000	Charles Schwab Corporation	6.000%	BBB	3,368,300
1,284,535	Deutsche Bank Capital Funding Trust II	6.550%	BB+	33,166,694
47,579	Deutsche Bank Contingent Capital Trust III	7.600%	BB+	1,272,262
333,629	Goldman Sachs Group, Inc.	5.500%	Ba1	8,304,026
22,888	Morgan Stanley Capital Trust III	6.250%	Baa3	592,799
790	Morgan Stanley	7.125%	Ba1	22,002
146,300	State Street Corporation	6.000%	Baa1	3,781,855
37,600	State Street Corporation	5.900%	Baa1	1,000,912
167,817	State Street Corporation	5.250%	Baa1	4,292,759
	Total Capital Markets			57,294,846

	Diversified Telecommunication Services – 3.3%

184,004	Qwest Corporation	7.500%	BBB–	4,820,905
129,290	Qwest Corporation	7.375%	BBB–	3,336,975
381,205	Qwest Corporation	7.000%	BBB–	9,957,075
74,400	Qwest Corporation	7.000%	BBB–	1,964,904
216,000	Qwest Corporation	6.875%	BBB–	5,572,800
97,600	Qwest Corporation	6.625%	Baa3	2,448,784
192,501	Qwest Corporation	6.125%	BBB–	4,789,425
204,131	Verizon Communications Inc.	5.900%	A–	5,429,885
	Total Diversified Telecommunication Services			38,320,753

Nuveen Investments	1

JPS	Nuveen Quality Preferred Income Fund 2
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value

	Electric Utilities – 3.0%

360,400	Alabama Power Company, (3)	6.450%	A3	$9,584,406
52,640	Duke Energy Capital Trust II	5.125%	Baa1	1,330,739
11,968	Entergy Arkansas Inc.	5.750%	A–	302,192
186,100	Entergy Arkansas Inc.	4.750%	A–	4,496,176
58,267	Entergy Louisiana LLC	5.875%	A2	1,475,903
20,485	Entergy Louisiana LLC	5.250%	A2	522,572
48,934	Entergy Louisiana LLC	4.700%	A2	1,179,309
25,406	Entergy Mississippi Inc.	6.000%	A–	650,394
10,000	Gulf Power Company, (3)	5.600%	Baa1	1,026,197
150,833	Integrys Energy Group Inc., (3)	6.000%	Baa1	3,841,536
143,100	Interstate Power and Light Company	5.100%	BBB	3,684,825
77,506	NextEra Energy Inc.	5.700%	BBB	2,002,755
150,000	NextEra Energy Inc.	5.625%	BBB	3,805,500
9,985	NextEra Energy Inc.	5.125%	BBB	244,133
23,066	NextEra Energy Inc.	5.000%	BBB	549,663
	Total Electric Utilities			34,696,300

	Food Products – 0.7%

53,400	Dairy Farmers of America Inc., 144A, (3)	7.875%	Baa3	5,695,446
19,000	Dairy Farmers of America Inc., 144A, (3)	7.785%	Baa3	1,931,470
	Total Food Products			7,626,916

	Insurance – 12.3%

1,717,889	Aegon N.V.	6.375%	Baa1	43,977,957
477,920	Aflac Inc.	5.500%	Baa1	12,206,077
175,500	Allstate Corporation	6.625%	BBB–	4,771,845
393,000	Allstate Corporation	5.100%	Baa1	10,111,890
147,456	American Financial Group	6.250%	Baa2	3,950,346
301,725	Arch Capital Group Limited	6.750%	BBB+	8,104,334
74,981	Aspen Insurance Holdings Limited	7.250%	BBB–	1,998,993
210,600	Aspen Insurance Holdings Limited	5.950%	BBB–	5,368,194
496,950	Axis Capital Holdings Limited	6.875%	BBB	13,437,528
233,038	Axis Capital Holdings Limited	5.500%	BBB	5,825,950
409,482	Delphi Financial Group, Inc., (3)	7.376%	BB+	10,083,494
853	Protective Life Corporation	6.250%	BBB	22,246
317,875	Prudential PLC	6.750%	A–	8,337,861
280,000	Reinsurance Group of America Inc.	6.200%	BBB	8,114,400
66,028	RenaissanceRe Holdings Limited	5.375%	BBB+	1,640,136
124,009	Torchmark Corporation	5.875%	BBB+	3,174,630
77,034	W.R. Berkley Corporation	5.625%	BBB–	1,919,687
	Total Insurance			143,045,568

	Machinery – 1.2%

518,351	Stanley Black and Decker Inc.	5.750%	BBB+	13,523,778

	Media – 0.1%

68,154	Comcast Corporation	5.000%	A–	1,796,539

	Multi-Utilities – 0.2%

104,929	DTE Energy Company	5.250%	Baa1	2,577,056

	Real Estate Investment Trust – 7.2%

5,000	Alexandria Real Estate Equities Inc., Series B	6.450%	Baa3	128,350
100,000	DDR Corporation	6.250%	Baa3	2,578,000
98,467	Digital Realty Trust Inc.	7.375%	Baa3	2,702,919
15,675	Digital Realty Trust Inc.	7.000%	Baa3	405,512
3,000	Digital Realty Trust Inc.	6.350%	Baa3	75,270
63,611	Digital Realty Trust Inc.	5.875%	Baa3	1,545,111
321,594	Hospitality Properties Trust	7.125%	Baa3	8,474,002
58,372	Kimco Realty Corporation	6.900%	Baa2	1,469,807
251,438	Kimco Realty Corporation	5.625%	Baa2	6,328,694
133,372	National Retail Properties Inc.	6.625%	Baa2	3,529,023

2	Nuveen Investments

Shares	Description (1)	Coupon		Ratings (2)	Value
	Real Estate Investment Trust (continued)

82,301	Prologis Inc., (3)	8.540%		BBB–	$5,305,847
152,633	PS Business Parks, Inc.	6.450%		BBB	3,992,879
483,895	PS Business Parks, Inc.	6.000%		BBB	12,547,397
6,371	PS Business Parks, Inc.	5.700%		BBB	156,663
3,400	Public Storage, Inc.	6.500%		A3	87,006
200,757	Public Storage, Inc.	5.750%		A3	5,161,462
193,922	Public Storage, Inc., (4)	5.900%		A3	4,993,492
213,778	Public Storage, Inc., (4)	6.375%		A3	5,718,562
104,090	Public Storage, Inc., (4)	5.875%		A3	2,712,585
18,609	Public Storage, Inc., (4)	5.625%		A3	479,368
99,006	Public Storage, Inc., (4)	5.200%		A3	2,458,319
44,071	Public Storage, Inc., (4)	5.200%		A3	1,088,994
183,646	Realty Income Corporation	6.625%		Baa2	4,872,128
146,600	Regency Centers Corporation	6.625%		Baa2	3,808,668
113,899	Ventas Realty LP	5.450%		BBB+	3,011,490
3,203	Welltower Inc.	6.500%		Baa3	85,040
	Total Real Estate Investment Trust				83,716,588

	U.S. Agency – 1.3%

144,000	Farm Credit Bank of Texas, 144A, (3)	6.750%		Baa1	15,142,507

	Wireless Telecommunication Services – 0.2%

2,150	Telephone and Data Systems Inc.	7.000%		BB+	55,040
81,428	Telephone and Data Systems Inc.	6.875%		BB+	2,081,300
	Total Wireless Telecommunication Services				2,136,340
	Total $25 Par (or similar) Retail Preferred (cost $517,212,767)				546,711,374

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 5.0% (3.6% of Total Investments)

	Banks – 3.0%

$1,000	Den Norske Bank	0.625%	2/18/35	Baa2	$617,500
1,000	Den Norske Bank	0.482%	2/24/37	Baa2	617,500
700	ING Groep N.V.	6.500%	10/16/65	Ba1	673,313
19,000	JPMorgan Chase & Company	6.750%	12/31/49	BBB–	20,615,000
7,600	Nordea Bank AB, 144A	5.500%	9/23/49	BBB	7,463,200
5,000	Societe Generale, Reg S	8.250%	12/31/49	BB+	5,263,330
34,300	Total Banks				35,249,843

	Capital Markets – 0.2%

1,700	Macquarie Bank Limited, Reg S	10.250%	6/20/57	BB+	1,812,610

	Construction & Engineering – 0.2%

1,800	Hutchison Whampoa International 12 Limited, 144A	6.000%	11/07/62	BBB	1,881,004

	Electric Utilities – 0.2%

2,900	WPS Resource Corporation	6.110%	12/01/16	Baa1	2,439,625

	Insurance – 1.2%

2,800	AIG Life Holdings Inc., 144A	7.570%	12/01/45	BBB	3,654,000
2,300	Liberty Mutual Group Inc., 144A	7.697%	10/15/97	BBB+	2,882,850
6,300	Mitsui Sumitomo Insurance Company Limited, 144A	7.000%	3/15/72	A–	7,308,000
11,400	Total Insurance				13,844,850

	Multi-Utilities – 0.1%

2,000	WEC Energy Group, Inc.	6.250%	5/15/67	Baa1	1,675,000

	Wireless Telecommunication Services – 0.1%

1,600	Koninklijke KPN NV, 144A	7.000%	3/28/73	BB	1,654,591
$55,700	Total Corporate Bonds (cost $56,607,084)				58,557,523

Nuveen Investments	3

JPS	Nuveen Quality Preferred Income Fund 2
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 82.6% (59.5% of Total Investments)

	Banks – 32.8%

7,400	Banco Bilbao Vizcaya Argentaria S.A, Reg S	9.000%	N/A (5)	BB	$7,973,870
10,980	Bank of America Corporation	8.125%	N/A (5)	BB+	11,433,913
2,394	Bank of America Corporation	8.000%	N/A (5)	BB+	2,495,984
10,800	Bank of America Corporation	6.500%	N/A (5)	BB+	11,286,108
3,400	Bank One Capital III	8.750%	9/01/30	Baa2	4,830,574
1,600	Barclays Bank PLC, 144A	6.860%	N/A (5)	BBB–	1,832,000
10,500	Barclays PLC	8.250%	N/A (5)	BB+	11,179,403
17,575	Barclays PLC	7.434%	N/A (5)	BB+	17,343,362
1,200	Chase Capital Trust II, Series B	0.725%	2/01/27	Baa2	1,026,000
20,000	Chase Capital Trust III, Series C, (6)	0.777%	3/01/27	Baa2	16,900,000
5,400	Citigroup Capital III	7.625%	12/01/36	BBB–	6,702,637
6,000	Citigroup Inc.	8.400%	N/A (5)	BB+	6,690,000
5,500	Citigroup Inc.	5.950%	N/A (5)	BB+	5,458,750
5,500	Citizens Financial Group Inc., 144A	5.500%	N/A (5)	BB+	5,403,750
3,000	Credit Agricole SA, 144A	7.875%	N/A (5)	BB+	3,078,369
17,095	First Union Capital Trust II, Series A	7.950%	11/15/29	Baa1	22,528,663
35,500	General Electric Capital Corporation	7.125%	N/A (5)	Baa1	41,712,499
3,200	General Electric Capital Corporation	6.250%	N/A (5)	Baa1	3,566,720
10,000	Groupe BCPE	3.300%	N/A (5)	BBB–	8,150,000
10,500	HSBC Bank PLC	0.688%	N/A (5)	A3	6,090,000
5,500	HSBC Bank PLC	0.600%	N/A (5)	A3	3,250,500
13,850	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (5)	Baa1	20,913,500
7,800	JPMorgan Chase & Company	6.000%	N/A (5)	BBB–	7,913,100
1,400	JPMorgan Chase & Company	5.150%	N/A (5)	BBB–	1,347,500
2,800	JPMorgan Chase Capital XXIII	1.324%	5/15/47	Baa2	2,079,000
6,000	KeyCorp Capital III, (6)	7.750%	7/15/29	Baa2	7,187,532
1,802	Lloyd’s Banking Group PLC	7.500%	N/A (5)	BB+	1,914,625
6,350	Lloyd’s Banking Group PLC, 144A	6.657%	N/A (5)	Ba1	7,112,000
6,200	M&T Bank Corporation	6.375%	N/A (5)	Baa1	6,399,563
26,000	M&T Bank Corporation	6.875%	N/A (5)	Baa2	26,113,750
10,400	Nordea Bank AB, 144A	6.125%	N/A (5)	BBB	10,270,000
20,000	PNC Financial Services Inc.	6.750%	N/A (5)	Baa2	21,554,200
3,400	Royal Bank of Scotland Group PLC	7.648%	N/A (5)	BB	4,233,000
3,000	Royal Bank of Scotland Group PLC	8.000%	N/A (5)	BB–	3,135,000
3,000	Royal Bank of Scotland Group PLC, 144A	7.500%	N/A (5)	BB–	3,105,000
25,600	Societe Generale, 144A	8.000%	N/A (5)	BB+	25,864,191
2,000	Societe Generale, 144A	7.875%	N/A (5)	BB+	2,006,260
800	Societe Generale, 144A	1.074%	N/A (5)	BB+	736,000
2,000	Societe Generale, 144A	7.875%	N/A (5)	BB+	2,006,260
6,450	Standard Chartered PLC, 144A	7.014%	N/A (5)	Baa2	6,966,000
20,000	Wells Fargo & Company	7.980%	N/A (5)	BBB	21,300,000
	Total Banks				381,089,583

	Capital Markets – 4.0%

9,000	Bank of New York Mellon Corporation	4.950%	N/A (5)	Baa1	9,000,000
11,000	Charles Schwab Corporation	7.000%	N/A (5)	BBB	12,787,500
14,600	Credit Suisse Group AG, 144A	7.500%	N/A (5)	BB+	15,413,074
1,200	Credit Suisse Group AG, 144A	6.250%	N/A (5)	BB+	1,191,857
1,800	Credit Suisse Guernsey, Reg S	7.875%	2/24/41	BBB–	1,866,470
750	Goldman Sachs Group Inc.	5.700%	N/A (5)	Ba1	760,313
1,200	Macquarie PMI LLC, Reg S	8.375%	N/A (5)	Ba1	1,202,790
4,000	Morgan Stanley	5.550%	N/A (5)	Ba1	3,995,000
	Total Capital Markets				46,217,004

	Diversified Financial Services – 3.3%

3,000	BNP Paribas, 144A	7.375%	N/A (5)	BBB–	3,105,000
2,861	Countrywide Capital Trust III, Series B	8.050%	6/15/27	BBB–	3,565,639
23,730	Rabobank Nederland, 144A	11.000%	N/A (5)	Baa2	29,514,188
2,300	Voya Financial Inc.	5.650%	5/15/53	Baa3	2,328,750
	Total Diversified Financial Services				38,513,577

4	Nuveen Investments

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Electric Utilities – 2.3%

15,900	Electricite de France, 144A	5.250%	N/A (5)	Baa1	$15,820,500
5,000	FPL Group Capital Inc., (6)	6.650%	6/15/67	BBB	4,040,625
7,700	PPL Capital Funding Inc.	6.700%	3/30/67	BBB	6,506,500
	Total Electric Utilities				26,367,625

	Insurance – 34.1%

800	Ace Capital Trust II	9.700%	4/01/30	BBB+	1,170,000
6,200	AG Insurance SA/NV, Reg S	6.750%	N/A (5)	BBB+	6,677,400
6,400	AIG Life Holdings Inc., (6)	8.500%	7/01/30	BBB	8,480,000
2,000	Allstate Corporation	5.750%	8/15/53	Baa1	2,082,500
1,200	Allstate Corporation	6.500%	5/15/57	Baa1	1,326,000
6,805	American International Group, Inc.	8.175%	5/15/58	BBB	8,982,600
11,350	AXA SA, (6)	8.600%	12/15/30	A3	15,542,462
9,450	AXA SA, 144A	6.380%	N/A (5)	Baa1	10,146,938
19,659	Catlin Insurance Company Limited, 144A	7.249%	N/A (5)	BBB+	16,857,592
4,400	Chubb Corporation	6.375%	4/15/37	A3	4,224,000
6,500	Dai-Ichi Life Insurance Company Ltd, 144A	7.250%	N/A (5)	A–	7,621,250
2,500	Dai-Ichi Life Insurance Company Ltd, 144A	5.100%	N/A (5)	A–	2,603,125
1,200	Everest Reinsurance Holdings, Inc.	6.600%	5/15/37	BBB	1,113,000
16,150	Glen Meadows Pass Through Trust, 144A	6.505%	2/12/67	BBB–	13,969,750
2,600	Great West Life & Annuity Capital I, 144A	6.625%	11/15/34	A–	2,887,092
6,600	Great West Life & Annuity Insurance Capital LP II, 144A	7.153%	5/16/46	A–	6,641,250
2,488	Hartford Financial Services Group Inc.	8.125%	6/15/38	BBB–	2,762,924
13,669	Liberty Mutual Group, 144A, (6)	7.000%	3/15/37	Baa3	13,105,154
10,481	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	12,288,973
2,500	Lincoln National Corporation	6.050%	4/20/67	BBB	2,075,000
16,600	MetLife Capital Trust IV, 144A	7.875%	12/15/37	BBB	20,584,000
31,100	MetLife Capital Trust X, 144A	9.250%	4/08/38	BBB	43,235,220
2,000	MetLife Inc.	10.750%	8/01/39	BBB	3,150,000
23,754	National Financial Services Inc.	6.750%	5/15/37	Baa2	24,347,850
8,200	Nippon Life Insurance Company, 144A	5.100%	10/16/44	A–	8,548,500
4,200	Oil Insurance Limited, 144A	3.309%	N/A (5)	Baa1	3,696,000
3,750	Provident Financing Trust I	7.405%	3/15/38	Baa3	4,239,863
28,850	Prudential Financial Inc., (6)	5.625%	6/15/43	BBB+	30,191,525
6,225	Prudential Financial Inc.	5.875%	9/15/42	BBB+	6,598,500
1,135	Prudential Financial Inc.	8.875%	6/15/38	BBB+	1,294,615
14,250	Prudential PLC, Reg S	6.500%	N/A (5)	A–	14,428,125
29,870	QBE Cap Funding III Limited, 144A	7.250%	5/24/41	BBB	33,081,024
20,500	Sompo Japan Insurance, 144A	5.325%	3/28/73	A–	21,730,000
5,000	Sumitomo Life Insurance Company, 144A	4.000%	9/20/73	A3	5,630,100
9,400	Swiss Re Capital I, 144A	6.854%	N/A (5)	A	9,533,950
1,400	Swiss Re Capital I, Reg S	6.854%	N/A (5)	A	1,419,950
1,000	XL Capital Ltd	6.500%	N/A (5)	BBB	797,700
6,000	XLIT Limited	3.687%	N/A (5)	BBB–	4,950,000
18,257	ZFS Finance USA Trust V, 144A	6.500%	5/09/37	A	18,667,783
	Total Insurance				396,681,715

	Machinery – 0.3%

3,450	Stanley Black & Decker Inc.	5.750%	12/15/53	BBB+	3,648,375

	Multi-Utilities – 0.5%

6,400	Dominion Resources Inc.	7.500%	6/30/66	BBB	5,728,000

	Real Estate Investment Trust – 0.2%

2,772	Sovereign Capital Trusts	7.908%	6/13/36	Ba1	2,839,373

	Road & Rail – 1.1%

11,400	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	12,779,400

	U.S. Agency – 0.2%

1,700	Farm Credit Bank of Texas, 144A	10.000%	N/A (5)	Baa1	2,142,000

Nuveen Investments	5

JPS	Nuveen Quality Preferred Income Fund 2
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Wireless Telecommunication Services – 3.8%

36,228	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB–	$44,741,580
	Total $1,000 Par (or similar) Institutional Preferred (cost $896,316,872)				960,748,232

Shares	Description (1), (7)				Value

	INVESTMENT COMPANIES – 1.2% (0.9% of Total Investments)

599,835	Blackrock Credit Allocation Income Trust IV				$7,515,933
395,914	John Hancock Preferred Income Fund III				6,797,843
	Total Investment Companies (cost $21,285,098)				14,313,776
	Total Long-Term Investments (cost $1,496,425,946)				1,585,426,405

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 2.5% (1.8% of Total Investments)

	REPURCHASE AGREEMENTS – 2.5% (1.8% of Total Investments)

$29,039	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/30/15, repurchase price $29,038,727, collateralized by $29,885,000 U.S. Treasury Bonds, 2.875%, due 8/15/45, value $29,623,506	0.000%	11/02/15		$29,038,727
	Total Short-Term Investments (cost $29,038,727)				29,038,727
	Total Investments (cost $1,525,464,673) – 138.8%				1,614,465,132
	Borrowings – (40.0)% (8), (9)				(465,800,000)
	Other Assets Less Liabilities – 1.2% (10)				14,660,610
	Net Assets Applicable to Common Shares – 100%				$1,163,325,742

Investments in Derivatives as of October 31, 2015

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (11)	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan	$134,344,000	Receive	1-Month USD-LIBOR-ICE	1.462%	Monthly	12/01/15	12/01/20	$(2,711,585)
JPMorgan	134,344,000	Receive	1-Month USD-LIBOR-ICE	1.842	Monthly	12/01/15	12/01/22	(4,231,438)
	$268,688,000							$(6,943,023)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

6	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Convertible Preferred Securities	$5,095,500	$—	$—	$5,095,500
$25 Par (or similar) Retail Preferred	482,637,843	64,073,531	—	546,711,374
Corporate Bonds	—	58,557,523	—	58,557,523
$1,000 Par (or similar) Institutional Preferred	—	960,748,232	—	960,748,232
Investment Companies	14,313,776	—	—	14,313,776

Short-Term Investments:
Repurchase Agreements	—	29,038,727	—	29,038,727

Investments in Derivatives:
Interest Rate Swaps*	—	(6,943,023)	—	(6,943,023)
Total	$502,047,119	$1,105,474,990	$—	$1,607,522,109
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2015, the cost of investments (excluding investments in derivatives) was $1,538,043,578.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of October 31, 2015, were as follows:

Gross unrealized:
Appreciation	$107,640,490
Depreciation	(31,218,936)
Net unrealized appreciation (depreciation) of investments	$76,421,554

Nuveen Investments	7

JPS	Nuveen Quality Preferred Income Fund 2
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Perpetual security. Maturity date is not applicable.

(6)	Investment, or a portion of investment, is out on loan. The total value of investments hypothecated as of the end of the reporting period was $68,137,794.

(7)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(8)	Borrowings as a percentage of Total Investments is 28.9%.

(9)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) as collateral for borrowings. As of the end of the reporting period, investments with a value of $944,976,702 have been pledged as collateral for borrowings.

(10)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(11)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange

8	Nuveen Investments

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Quality Preferred Income Fund 2

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2015